Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash at bank	$ 41	$ 70
Other receivables	23	11
Security deposit	36	28
Prepaid assets	23	16
Bond deposits	500	500
Total current assets	623	625
Non-current assets
Property and equipment	1	2
Operating lease right-of-use asset, net	0	0
Total assets	624	627
Current liabilities
Accounts payable and accrued liabilities	4,314	3,050
Advances, related Party	2,606	750
Total current liability	6,920	3,800
Long term operating lease liability	0	0
Total liabilities	6,920	3,800
Equity
Share capital - unlimited authorized shares at no par value 93,540 and 93,540 shares outstanding at September 30, 2024 and December 31, 2023, respectively	173,816	173,816
Share capital payable	3,721	3,209
Additional paid-in capital	27,784	27,784
Accumulated deficit	(211,617)	(207,982)
Total stockholders' equity	(6,296)	(3,173)
Total liabilities and stockholders' equity	$ 624	$ 627